Financial Instruments - Schedule of Estimated Fair Value and Carrying Value of Partnership's Financial Instruments on Recurring and Non-Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 15)	$ 155,627	$ 257,943	$ 254,837	$ 253,291
Long-term debt	(1,385,692)	(1,472,213)
Obligations related to finance leases (note 5a)	1,287,044	1,340,922
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	1,194,238	1,220,355
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted joint ventures (note 7)	106,301	116,632
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(346,246)	(352,260)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 15)	155,627	257,943
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,287,044	1,340,922
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,039,446)	(1,119,953)
Carrying Amount Asset (Liability) | Level 2 | Recurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	0	40,717
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,823	0
Interest rate swap agreements – liabilities	(35,401)	(75,468)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,895	4,505
Cross currency swap agreements – liabilities	(20,537)	(20,022)
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(354,519)	(359,581)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 15)	155,627	257,943
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,363,615	1,456,927
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,061,418)	(1,137,050)
Fair Value Asset (Liability) | Level 2 | Recurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	0	40,717
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,823	0
Interest rate swap agreements – liabilities	(35,401)	(75,468)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,895	4,505
Cross currency swap agreements – liabilities	$ (20,537)	$ (20,022)